MGE Energy Inc Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net Income	$ 36,475	$ 30,318
Items not affecting cash:
Depreciation and amortization	19,154	19,336
Deferred income taxes	20,484	14,657
Provision for doubtful receivables	1,084	1,207
Employee benefit plan expenses	6,558	9,222
Equity earnings in ATC	(4,705)	(4,484)
Other items	547	1,102
Changes in working capital items:
(Increase) decrease in current assets	17,350	15,323
Decrease in current liabilities	(5,517)	(10,948)
Dividends from ATC	3,638	3,494
Cash contributions to pension and other postretirement plans	(31,507)	(21,593)
Other noncurrent items, net	2,567	3,152
Cash Provided by Operating Activities	66,128	60,786
Investing Activities:
Capital expenditures	(63,137)	(39,553)
Capital contributions to investments	(950)	(938)
Other	(458)	(340)
Cash Used for Investing Activities	(64,545)	(40,831)
Financing Activities:
Cash dividends paid on common stock	(18,264)	(17,687)
Repayment of long-term debt	(1,333)	(29,334)
Issuance of long-term debt	0	28,000
Increase (Decrease) in short-term debt	14,000	0
Other	(10)	(815)
Cash Provided by (Used for) Financing Activities	(5,607)	(19,836)
Change in Cash and Cash Equivalents:	(4,024)	119
Cash and cash equivalents at beginning of period	46,357	41,169
Cash and cash equivalents at end of period	42,333	41,288
Significant noncash investing activities [Abstract]
Accrued capital expenditures	$ 13,249	$ 4,779